Other Receivable and Prepaid Expenses (Details) - USD ($)	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Rent		$ 9,200	$ 3,300
Research and development	$ 230,700	20,800	9,600
Insurance	216,000	345,700	344,000
Taxes	6,000		232,000
Legal	18,300	10,000	64,800
Other	66,700	41,200	50,800
Total	$ 537,700	$ 426,900	$ 472,500